Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Future compensation cost not yet recognized in the statements of income	$ 348
Future compensation costs to be recognized in 2014	173
Future compensation costs to be recognized in 2015	119
Future compensation costs to be recognized in 2016	50
Future compensation costs to be recognized in 2017	6
Treasury shares issued to settle stock options exercised in period (in shares)	47,907,017	25,064,951	27,308,311
Previously unissued shares issued to settle stock options exercised in period (in shares)	0	180,955	390,438
Treasury shares issued to settle RSUs vesting in period (in shares)	4,280,559	3,187,490	3,748,623
Previously unissued shares issued to settle RSUs vesting in period (in shares)	0	4,593	73,852
Effect on cash flow [Abstract]
Cash received from the exercise of options	1,314	523	690
Related net tax impact realized from exercise of stock options	25	56	45
Excess tax benefits realized from exercise of stock options	80	38	31
Employee Stock Option
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock options award vesting period (in years)	4 years
Non-qualified stock options award vesting rights	0.25
Look back period to determine option life (in years)	P10Y
Future compensation cost not yet recognized in the statements of income	109
Restricted Stock Units (RSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock options award vesting period (in years)	4 years
Future compensation cost not yet recognized in the statements of income	239
Long-term incentive and director compensation plans
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Outstanding weighted-average exercise price per share	$ 28.98
Long-term incentive and director compensation plans | Employee Stock Option
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Long-term incentive and director compensation plans option pricing (in percent)	100.00%
Term of the long term incentive stock options	10 years
Stock options award vesting period (in years)	4 years
Total intrinsic value of options exercised	427	244	231
Outstanding weighted-average exercise price per share	$ 28.98	$ 27.73
Long-term incentive and director compensation plans | Restricted Stock Units (RSUs)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Long-term incentive plan RSU conversion to common stock feature	Each RSU represents the right to receive one share of TI common stock on the vesting date
Stock options award vesting period (in years)	4 years
Weighted-average grant-date fair value, Granted (in dollars per share)	$ 33.70	$ 31.60	$ 33.20
The total fair value of shares vested from RSU lapses	98	120	155
Common shares authorized for issuance upon vesting of each RSU (in shares)	1
TI employees 2005 stock purchase plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
The percent of the underlying common stock's market price participants pay for options (in hundredths)	85.00%
Employee stock purchase plan option term (in months)	3 months
Total intrinsic value of options exercised	$ 13	$ 13	$ 10
Outstanding weighted-average exercise price per share	$ 36.64	$ 27.47
Employee stock purchase program, options exercisable	0
Weighted average grant date fair value of options granted (dollars per share)	$ 5.71	$ 4.52	$ 4.59